October 12, 2023
VIA EMAIL AND EDGAR TRANSMISSION
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
RE:
Post-Effective Amendment No. 14 to the Registration Statement on Form N-6
RiverSource Life Insurance Company (“Company”)
RiverSource Variable Life Separate Account (“Registrant”)
File Nos. 333-227506 / 811-04298
RiverSource Variable Universal Life 6 Insurance
Dear Commissioners:
On behalf of Registrant, the Company is transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), as amended, Post-Effective Amendment No. 14 (“Amendment No. 14”) to the Company’s registration statement on Form N-6 (the “Registration Statement”) for RiverSource Variable Universal Life 6 Insurance, an individual flexible premium variable life insurance policy (the “Policy”).
The purpose of this Amendment No. 14 is to describe “RiverSource Variable Universal Life 6 v3,” an enhanced version of the Policy which features a new Indexed Loan option. The new version will replace the prior version of the RiverSource Variable Universal Life 6 Insurance policy for new purchasers, and it will be available on or about January 1, 2024 on a rolling basis as approved by states. Registrant respectfully requests selective review of Amendment No. 14 in accordance with SEC Release No. IC-13768 (February 15, 1984). This selective review request is made because, except as set forth below, the new prospectus included in this Amendment No. 14 for RiverSource Variable Universal Life 6 v3 is substantially similar to the prospectus filed with Registrant’s Post-Effective Amendment No. 12 to the Registration Statement filed on April 26, 2023 under Rule 485(b) of the 1933 Act.
In this Amendment No. 14, the primary changes to the Policy include:
•
Addition of an Indexed Loan option;
•
Revised subaccount investment options;
•
Revised indexed account investment options;
•
Changes to the Cost of Insurance and Administrative Charges; and
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Other non-material changes.
If there is anything I can do to expedite review of the enclosed Amendment No. 14, or if you have any questions or comments regarding this filing, please contact me at (612) 678-5337. Thank you for your attention to this matter.
Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary